FINANCIAL INVESTORS TRUST

SUPPLEMENT DATED AUGUST 1, 2016 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR THE CLOUGH CHINA FUND (THE "FUND") DATED FEBRUARY 28, 2016, AS SUPPLEMENTED FROM TIME TO TIME

Effective August 1, 2016, Brian Chen has joined the portfolio management team with respect to the Fund. Therefore, effective immediately, the following changes are being made with respect to the Fund.

Summary Prospectus/Summary Section

The section titled “Portfolio Managers” in the summary prospectus and of the summary section of the prospectus with respect to the Fund is hereby deleted and replaced in its entirety with the following:

Portfolio Managers

Eric Brock, Partner and Director of Research of Clough Capital Partners L.P. (the “Sub-Adviser”), has been a co-portfolio manager of the Fund (including the Fund’s predecessor) since July 2009. Francoise Vappereau, a Portfolio Manager of the Sub-Adviser, has been a co-portfolio manager of the Fund (and of the Fund’s predecessor) since the inception of the predecessor entity in December 2005. Brian Chen, a Portfolio Manager and Partner of the Sub-Adviser, has been a co-portfolio manager of the Fund since August 2016.

Prospectus

The section titled “The Portfolio Manager” of the prospectus with respect to the Fund shall be deleted and replaced in its entirety with the following:

Clough China Fund

Each of the persons listed below is a member of the portfolio management team that has primary responsibility for the investments of the Fund.  Ms. Vappereau and Mr. Brock have served as the co-portfolio managers of the Fund (and its Predecessor Fund) since July 2009.  Mr. Chen was appointed a co-portfolio manager of the Fund in August 2016.

Portfolio Managers	Past 5 Years’ Business Experience
Francoise Vappereau (Co-Portfolio Manager)

Managing Director, Clough Capital Hong Kong Ltd, since September 2009 and Co-Portfolio Manager, Clough Capital, since January 2010. Ms. Vappereau earned her MBA from Paris University in 1971. Ms. Vappereau served as a co-portfolio manager of the Fund (including the Fund’s predecessor) since inception of December 2005.

Eric Brock (Co-Portfolio Manager)

Partner, Portfolio Manager and Director of Research, Clough Capital, since 2000. Mr. Brock earned his MBA from the University of Chicago and his BA in Accounting from Boston College. Mr. Brock has served as a co-portfolio manager of the Fund (including the Fund’s predecessor) since July 2009.

Brian Chen (Co-Portfolio Manager)

Mr. Chen joined Clough Capital in 2010, and became a Partner of the firm in 2016.  He has served as an Analyst and a Portfolio Manager while at Clough Capital. Mr. Chen holds an MBA from Columbia Business School and a BA from Duke University. He also has held a Chartered Financial Analyst designation since 2000.  Mr. Chen has served as a co-portfolio manager of the Fund since August 2016.

Statement of Additional Information

The following information under the heading/subheading “PORTFOLIO MANAGER/Other Accounts Managed by Portfolio Managers” of the Statement of Additional Information with respect to the Fund shall be deleted and replaced in its entirety with the following:

Portfolio Manager(s)*	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Total Assets (in millions)	Number	Total Assets (in millions)	Number	Total Assets (in millions)
Clough China Fund
Francoise Vappereau (Co-Portfolio Manager)	0	$0	0	$0	0	$0
Eric Brock (Co-Portfolio Manager)	4	$2,007	4	$973	2	$299
Brian Chen (Co-Portfolio Manager)	0	$0	0	$0	0	$0

* All information set forth in this table is as of June 30, 2016.

The following information under the heading/subheading “PORTFOLIO MANAGER/Ownership of Securities” of the Statement of Additional Information with respect to the Fund shall be deleted and replaced in its entirety with the following:

Ownership of Securities

The table below identifies ownership of Fund securities by each Portfolio Manager as of June 30, 2016.

Portfolio Manager(s)	Dollar Range of Ownership of Securities
Clough China Fund
Francoise Vappereau	None
Eric Brock	$10,001 - $50,000
Brian Chen	None

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE